OTHER LIABILITIES - Minimum Lease Payments Required (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments obligation	$ 39,847
Imputed interest included in minimum lease payments	(6,203)
Lease obligations	33,644	$ 30,792	$ 6,403
2023
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments obligation	5,267
2024
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments obligation	5,363
2025
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments obligation	5,037
2026
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments obligation	4,707
2027
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments obligation	3,939
2028 and thereafter
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments obligation	$ 15,534